Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section:

http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
CB15	€ 1,000,000,000	1.4694000 C$/€	$1,469,400,000	6/19/2019	0.750%	Fixed
Total			$21,946,285,000

OSFI Covered Bond Limit			$33,993,073,880

Weighted average maturity of Outstanding Covered Bonds (months)				41.51
Weighted average remaining term of Loans in Cover Pool (months)				26.12

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA
CB15		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$21,946,285,000

A = lower of (i) LTV Adjusted True Balance, and	$30,425,638,998	A (i)	$32,715,117,924
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$30,425,638,998
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$482,069,443
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$29,943,569,555

Valuation Calculation

Trading Value of Covered Bonds	$23,507,201,269

A = LTV Adjusted Present Value	$32,843,497,741	Weighted Average Effective Yield
		of Performing Eligible Loans:	2.90%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$32,843,497,741

Intercompany Loan Balance

Guarantee Loan	$23,780,985,596
Demand Loan	$8,920,870,688
Total	$32,701,856,284

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
June 30, 2014	$106,693	0.00%

Cover Pool Flow of Funds

	30-Jun-2014		30-May-2014
Cash Inflows
Principal Receipts	$674,298,276		$633,394,268
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$85,576,637		$90,785,920
Swap receipts	$77,192,249	(1)	$81,394,394	(2)
Cash Outflows
Swap payment	($85,576,637)	(1)	($90,785,920)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($77,037,864)	(1)	($81,231,606)	(2)
Intercompany Loan principal	($674,298,276)	(1)	($633,394,268)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$154,384		$162,789

(1) Cash settlement to occur on July 17, 2014
(2) Cash settlement occurred on June 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$33,416,010,703
Current Month Ending Balance	$32,741,605,734
Number of Mortgages in Pool	220,438
Average Mortgage Size	$148,530
Number of Properties	183,637
Number of Borrowers	175,572
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	68.27%	59.15%
Weighted Average LTV - Drawn	61.98%	53.84%
Weighted Average LTV - Original Authorized	72.72%
Weighted Average Mortgage Rate	3.05%
Weighted Average Seasoning (Months)	28.51
Weighted Average Original Term (Months)	54.63
Weighted Average Remaining Term (Months)	26.12

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Housing Price Index Methodology (see Appendix for details) for subsequent price developments.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	220,025	99.81	$32,668,734,361	99.78
30 to 59 days past due	184	0.08	$35,492,203	0.11
60 to 89 days past due	83	0.04	$14,102,587	0.04
90 or more days past due	146	0.07	$23,276,584	0.07
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	26,653	12.09	$4,509,215,169	13.77
British Columbia	41,108	18.65	$7,985,822,799	24.39
Manitoba	8,017	3.64	$855,326,708	2.61
New Brunswick	3,709	1.68	$298,692,582	0.91
Newfoundland	2,562	1.16	$275,560,164	0.84
Northwest Territories	69	0.03	$10,831,867	0.03
Nova Scotia	6,718	3.05	$637,063,877	1.95
Nunavut	3	0.00	$170,950	0.00
Ontario	88,542	40.17	$13,571,093,808	41.45
Prince Edward Island	752	0.34	$63,950,504	0.20
Quebec	35,405	16.06	$3,669,607,968	11.21
Saskatchewan	6,710	3.04	$830,528,020	2.54
Yukon	190	0.09	$33,741,318	0.10
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	152	0.07	$20,520,334	0.06
499 and below	595	0.27	$89,680,270	0.27
500 - 539	455	0.21	$73,571,479	0.22
540 - 559	397	0.18	$58,115,954	0.18
560 - 579	605	0.27	$99,428,562	0.30
580 - 599	1,007	0.46	$165,035,678	0.50
600 - 619	1,710	0.78	$280,151,754	0.86
620 - 639	2,987	1.36	$491,872,926	1.50
640 - 659	4,875	2.21	$792,414,527	2.42
660 - 679	7,372	3.34	$1,211,284,802	3.70
680 - 699	9,932	4.51	$1,621,057,270	4.95
700 - 719	12,671	5.75	$1,994,619,264	6.09
720 - 739	14,146	6.42	$2,223,611,258	6.79
740 - 759	15,026	6.82	$2,348,287,185	7.17
760 - 779	16,279	7.38	$2,555,138,217	7.80
780 - 799	18,097	8.21	$2,827,848,235	8.64
800 and above	114,132	51.78	$15,888,968,020	48.53
Total	220,438	100.00	$32,741,605,734	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	151,635	68.79	$21,601,637,734	65.98
Variable	68,803	31.21	$11,139,968,000	34.02
Total	220,438	100.00	$32,741,605,734	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	85,446	38.76	$15,023,280,143	45.88
Homeline Mortgage Segment	134,992	61.24	$17,718,325,591	54.12
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	23,586	10.70	$3,698,805,074	11.30
Owner Occupied	196,852	89.30	$29,042,800,660	88.70
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	69	0.03	$15,366,106	0.05
2.0000% - 2.4999%	33,606	15.25	$6,044,406,322	18.46
2.5000% - 2.9999%	82,337	37.35	$12,983,704,140	39.66
3.0000% - 3.4999%	46,711	21.19	$6,494,649,727	19.84
3.5000% - 3.9999%	39,258	17.81	$5,229,524,728	15.97
4.0000% - 4.4999%	14,182	6.43	$1,553,979,571	4.75
4.5000% - 4.9999%	1,513	0.69	$145,167,900	0.44
5.0000% - 5.4999%	660	0.30	$67,775,862	0.21
5.5000% - 5.9999%	766	0.35	$68,774,691	0.21
6.0000% - 6.4999%	1,316	0.60	$136,766,184	0.42
6.5000% - 6.9999%	15	0.01	$1,160,482	0.00
7.0000% and above	5	0.00	$330,022	0.00
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	37,293	16.92	$5,139,834,242	15.70
12.00 - 23.99	85,290	38.69	$12,300,393,554	37.57
24.00 - 35.99	40,021	18.16	$6,085,907,195	18.59
36.00 - 47.99	40,461	18.35	$6,635,512,735	20.27
48.00 - 59.99	15,672	7.11	$2,350,621,014	7.18
60.00 - 71.99	1,233	0.56	$173,032,833	0.53
72.00 - 83.99	317	0.14	$34,402,940	0.11
84.00 and above	151	0.07	$21,901,221	0.07
Total	220,438	100.00	$32,741,605,734	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	97,855	44.39	$4,998,246,054	15.27
100,000 - 149,999	39,323	17.84	$4,889,914,493	14.93
150,000 - 199,999	29,087	13.20	$5,047,700,025	15.42
200,000 - 249,999	19,293	8.75	$4,313,908,000	13.18
250,000 - 299,999	12,602	5.72	$3,439,854,240	10.51
300,000 - 349,999	7,724	3.50	$2,495,582,015	7.62
350,000 - 399,999	4,737	2.15	$1,767,412,845	5.40
400,000 - 449,999	2,909	1.32	$1,230,945,373	3.76
450,000 - 499,999	1,959	0.89	$925,104,120	2.83
500,000 - 549,999	1,281	0.58	$670,025,434	2.05
550,000 - 599,999	900	0.41	$516,281,598	1.58
600,000 - 649,999	588	0.27	$367,815,853	1.12
650,000 - 699,999	451	0.20	$303,964,883	0.93
700,000 - 749,999	315	0.14	$228,058,572	0.70
750,000 - 799,999	202	0.09	$156,393,982	0.48
800,000 - 849,999	183	0.08	$150,974,445	0.46
850,000 - 899,999	146	0.07	$127,788,982	0.39
900,000 - 949,999	156	0.07	$144,267,248	0.44
950,000 - 999,999	112	0.05	$109,000,527	0.33
1,000,000 and above	615	0.28	$858,367,045	2.62
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	25,259	11.46	$3,631,578,180	11.09
Detached	166,365	75.47	$24,791,405,525	75.72
Duplex	4,568	2.07	$659,563,943	2.01
Fourplex	1,161	0.53	$223,999,884	0.68
Other	962	0.44	$142,022,721	0.43
Row (Townhouse)	11,302	5.13	$1,680,492,221	5.13
Semi-detached	9,592	4.35	$1,410,393,759	4.31
Triplex	1,229	0.56	$202,149,502	0.62
Total	220,438	100.00	$32,741,605,734	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	16,446	8.96	$766,887,944	2.34
20.01 - 25.00	4,885	2.66	$454,441,706	1.39
25.01 - 30.00	5,618	3.06	$628,295,956	1.92
30.01 - 35.00	6,395	3.48	$837,697,543	2.56
35.01 - 40.00	7,364	4.01	$1,076,427,722	3.29
40.01 - 45.00	8,650	4.71	$1,355,795,236	4.14
45.01 - 50.00	12,511	6.81	$2,046,235,941	6.25
50.01 - 55.00	17,215	9.37	$2,951,977,906	9.02
55.01 - 60.00	18,128	9.87	$3,769,999,153	11.51
60.01 - 65.00	25,578	13.93	$5,145,543,227	15.72
65.01 - 70.00	26,147	14.24	$5,577,340,620	17.03
70.01 - 75.00	22,133	12.05	$5,283,083,236	16.14
75.01 - 80.00	10,618	5.78	$2,371,354,895	7.24
> 80.00	1,949	1.06	$476,524,649	1.46
Total	183,637	100.00	$32,741,605,734	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	24,221	13.19	$1,238,717,375	3.78
20.01 - 25.00	8,541	4.65	$831,241,853	2.54
25.01 - 30.00	9,592	5.22	$1,137,811,326	3.48
30.01 - 35.00	10,556	5.75	$1,440,473,323	4.40
35.01 - 40.00	11,718	6.38	$1,809,616,643	5.53
40.01 - 45.00	12,658	6.89	$2,179,176,436	6.66
45.01 - 50.00	14,441	7.86	$2,720,955,003	8.31
50.01 - 55.00	16,331	8.89	$3,380,471,483	10.32
55.01 - 60.00	18,230	9.93	$4,162,465,258	12.71
60.01 - 65.00	19,770	10.77	$4,588,874,262	14.02
65.01 - 70.00	18,194	9.91	$4,376,300,187	13.37
70.01 - 75.00	14,415	7.85	$3,664,883,950	11.19
75.01 - 80.00	4,308	2.35	$1,020,925,329	3.12
> 80.00	662	0.36	$189,693,306	0.58
Total	183,637	100.00	$32,741,605,734	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$133,442,489	$50,387	$0	$0	$133,492,876
	20.01 - 25.00	$94,900,097	$0	$0	$0	$94,900,097
	25.01 - 30.00	$135,163,251	$0	$0	$0	$135,163,251
	30.01 - 35.00	$172,679,417	$68,369	$85,418	$0	$172,833,204
	35.01 - 40.00	$197,029,999	$0	$20,096	$172,276	$197,222,370
	40.01 - 45.00	$257,529,098	$235,180	$97,162	$588,885	$258,450,325
	45.01 - 50.00	$337,605,546	$228,054	$134,062	$533,246	$338,500,908
	50.01 - 55.00	$408,917,202	$755,193	$0	$39,343	$409,711,738
	55.01 - 60.00	$549,797,431	$592,206	$218,274	$418,830	$551,026,742
	60.01 - 65.00	$787,007,136	$0	$326,271	$326,518	$787,659,925
	65.01 - 70.00	$805,015,714	$238,728	$1,409,378	$20,258	$806,684,078
	70.01 - 75.00	$518,132,633	$466,861	$0	$517,597	$519,117,091
	75.01 - 80.00	$86,084,031	$0	$0	$718,933	$86,802,964
	> 80.00	$17,649,600	$0	$0	$0	$17,649,600
Total Alberta		$4,500,953,645	$2,634,977	$2,290,661	$3,335,885	$4,509,215,169

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$335,000,106	$15,965	$8,314	$432,879	$335,457,264
	20.01 - 25.00	$225,595,609	$0	$154,286	$46,596	$225,796,491
	25.01 - 30.00	$296,572,310	$2,067,113	$0	$182,626	$298,822,049
	30.01 - 35.00	$384,322,655	$0	$33,756	$448,957	$384,805,368
	35.01 - 40.00	$478,327,658	$205,032	$183,045	$244,574	$478,960,309
	40.01 - 45.00	$594,724,489	$1,498,080	$538,774	$377,299	$597,138,642
	45.01 - 50.00	$715,237,804	$1,041,132	$267,044	$302,408	$716,848,388
	50.01 - 55.00	$873,907,563	$1,534,976	$144,685	$1,754,588	$877,341,812
	55.01 - 60.00	$1,057,421,610	$896,054	$857,825	$424,800	$1,059,600,290
	60.01 - 65.00	$1,042,214,199	$2,133,247	$304,706	$1,515,303	$1,046,167,455
	65.01 - 70.00	$879,085,777	$914,273	$498,446	$734,482	$881,232,977
	70.01 - 75.00	$768,580,392	$824,385	$85,307	$956,063	$770,446,147
	75.01 - 80.00	$197,321,947	$563,416	$0	$239,207	$198,124,570
	> 80.00	$115,081,036	$0	$0	$0	$115,081,036
Total British Columbia		$7,963,393,155	$11,693,673	$3,076,190	$7,659,781	$7,985,822,799

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$27,062,488	$0	$0	$0	$27,062,488
	20.01 - 25.00	$18,654,357	$0	$0	$0	$18,654,357
	25.01 - 30.00	$22,733,475	$0	$0	$0	$22,733,475
	30.01 - 35.00	$31,780,229	$0	$0	$0	$31,780,229
	35.01 - 40.00	$36,639,640	$117,623	$0	$98,939	$36,856,202
	40.01 - 45.00	$44,674,536	$166,899	$21,500	$0	$44,862,935
	45.01 - 50.00	$57,173,247	$166,228	$0	$0	$57,339,475
	50.01 - 55.00	$78,413,074	$127,092	$0	$330,241	$78,870,407
	55.01 - 60.00	$96,394,007	$66,658	$29,691	$0	$96,490,355
	60.01 - 65.00	$129,386,525	$0	$0	$0	$129,386,525
	65.01 - 70.00	$131,173,145	$139,933	$0	$0	$131,313,078
	70.01 - 75.00	$136,360,337	$0	$0	$0	$136,360,337
	75.01 - 80.00	$42,970,966	$0	$0	$0	$42,970,966
	> 80.00	$645,880	$0	$0	$0	$645,880
Total Manitoba		$854,061,905	$784,432	$51,191	$429,180	$855,326,708

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$9,563,777	$0	$0	$0	$9,563,777
	20.01 - 25.00	$6,965,063	$0	$0	$0	$6,965,063
	25.01 - 30.00	$8,727,200	$0	$0	$0	$8,727,200
	30.01 - 35.00	$9,015,947	$0	$0	$0	$9,015,947
	35.01 - 40.00	$10,937,136	$38,755	$0	$50,186	$11,026,078
	40.01 - 45.00	$14,522,325	$152,411	$0	$0	$14,674,736
	45.01 - 50.00	$20,180,696	$64,182	$0	$11,611	$20,256,490
	50.01 - 55.00	$27,988,891	$0	$0	$0	$27,988,891
	55.01 - 60.00	$35,513,225	$0	$0	$0	$35,513,225
	60.01 - 65.00	$47,445,999	$0	$0	$386,387	$47,832,387
	65.01 - 70.00	$54,174,921	$76,232	$0	$74,043	$54,325,196
	70.01 - 75.00	$46,241,608	$0	$0	$62,290	$46,303,898
	75.01 - 80.00	$6,486,303	$0	$0	$0	$6,486,303
	> 80.00	$13,392	$0	$0	$0	$13,392
Total New Brunswick		$297,776,484	$331,581	$0	$584,518	$298,692,582

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$11,067,301	$0	$0	$0	$11,067,301
	20.01 - 25.00	$5,574,931	$0	$0	$0	$5,574,931
	25.01 - 30.00	$6,494,166	$0	$0	$0	$6,494,166
	30.01 - 35.00	$7,953,242	$0	$63,505	$0	$8,016,748
	35.01 - 40.00	$11,019,973	$0	$0	$0	$11,019,973
	40.01 - 45.00	$13,353,295	$0	$0	$0	$13,353,295
	45.01 - 50.00	$19,669,465	$96,896	$0	$0	$19,766,360
	50.01 - 55.00	$21,756,541	$21,509	$0	$0	$21,778,049
	55.01 - 60.00	$31,131,852	$172,297	$0	$46,802	$31,350,951
	60.01 - 65.00	$45,008,232	$0	$0	$0	$45,008,232
	65.01 - 70.00	$47,480,950	$0	$0	$263,103	$47,744,053
	70.01 - 75.00	$47,729,548	$167,753	$0	$0	$47,897,301
	75.01 - 80.00	$6,488,804	$0	$0	$0	$6,488,804
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland		$274,728,300	$458,455	$63,505	$309,905	$275,560,164

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$89,010	$0	$0	$0	$89,010
Territories	20.01 - 25.00	$121,642	$0	$0	$0	$121,642
	25.01 - 30.00	$252,921	$0	$0	$0	$252,921
	30.01 - 35.00	$1,115,052	$0	$0	$0	$1,115,052
	35.01 - 40.00	$861,725	$0	$0	$0	$861,725
	40.01 - 45.00	$1,300,240	$0	$0	$0	$1,300,240
	45.01 - 50.00	$1,254,254	$0	$0	$0	$1,254,254
	50.01 - 55.00	$722,638	$0	$0	$0	$722,638
	55.01 - 60.00	$908,307	$0	$0	$0	$908,307
	60.01 - 65.00	$2,383,983	$0	$0	$0	$2,383,983
	65.01 - 70.00	$816,881	$0	$0	$0	$816,881
	70.01 - 75.00	$1,005,214	$0	$0	$0	$1,005,214
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$10,831,867	$0	$0	$0	$10,831,867

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$22,616,351	$64,047	$13,517	$0	$22,693,916
	20.01 - 25.00	$13,785,721	$0	$0	$0	$13,785,721
	25.01 - 30.00	$18,342,325	$0	$0	$0	$18,342,325
	30.01 - 35.00	$23,252,906	$0	$0	$349,791	$23,602,697
	35.01 - 40.00	$30,949,609	$323	$0	$0	$30,949,932
	40.01 - 45.00	$33,256,605	$0	$0	$213,321	$33,469,926
	45.01 - 50.00	$40,263,998	$82,413	$0	$0	$40,346,411
	50.01 - 55.00	$56,377,901	$0	$0	$0	$56,377,901
	55.01 - 60.00	$66,144,140	$354,160	$0	$31,767	$66,530,067
	60.01 - 65.00	$88,566,599	$0	$0	$0	$88,566,599
	65.01 - 70.00	$106,505,205	$0	$0	$85,945	$106,591,150
	70.01 - 75.00	$91,721,148	$115,550	$0	$148,044	$91,984,742
	75.01 - 80.00	$39,810,915	$0	$0	$0	$39,810,915
	> 80.00	$4,011,576	$0	$0	$0	$4,011,576
Total Nova Scotia		$635,604,999	$616,492	$13,517	$828,868	$637,063,877

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$80,152	$0	$0	$0	$80,152
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$90,798	$0	$0	$0	$90,798
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$170,950	$0	$0	$0	$170,950

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$531,806,212	$226,803	$308,529	$0	$532,341,544
	20.01 - 25.00	$354,445,423	$100,790	$159,426	$47,990	$354,753,629
	25.01 - 30.00	$502,704,979	$349,355	$0	$99,442	$503,153,777
	30.01 - 35.00	$628,957,765	$462,996	$0	$343,711	$629,764,472
	35.01 - 40.00	$812,375,673	$554,709	$687,252	$270,002	$813,887,636
	40.01 - 45.00	$937,974,147	$996,823	$169,210	$644,338	$939,784,517
	45.01 - 50.00	$1,204,610,055	$1,874,036	$482,642	$664,695	$1,207,631,428
	50.01 - 55.00	$1,496,286,630	$2,338,873	$2,095,595	$164,091	$1,500,885,189
	55.01 - 60.00	$1,837,652,415	$2,023,684	$0	$724,030	$1,840,400,129
	60.01 - 65.00	$1,828,311,757	$2,827,175	$780,482	$795,088	$1,832,714,502
	65.01 - 70.00	$1,689,109,214	$1,394,349	$697,718	$1,651,427	$1,692,852,708
	70.01 - 75.00	$1,420,825,502	$1,900,728	$527,110	$213,128	$1,423,466,468
	75.01 - 80.00	$274,796,576	$761,373	$0	$0	$275,557,949
	> 80.00	$23,718,255	$0	$181,606	$0	$23,899,861
Total Ontario		$13,543,574,605	$15,811,693	$6,089,568	$5,617,942	$13,571,093,808

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$2,342,235	$0	$0	$0	$2,342,235
Island	20.01 - 25.00	$2,158,868	$0	$0	$0	$2,158,868
	25.01 - 30.00	$2,500,672	$0	$0	$0	$2,500,672
	30.01 - 35.00	$1,914,724	$0	$0	$0	$1,914,724
	35.01 - 40.00	$3,788,032	$0	$0	$0	$3,788,032
	40.01 - 45.00	$3,560,229	$0	$0	$0	$3,560,229
	45.01 - 50.00	$4,292,320	$0	$0	$0	$4,292,320
	50.01 - 55.00	$7,698,358	$0	$0	$0	$7,698,358
	55.01 - 60.00	$6,298,265	$0	$0	$0	$6,298,265
	60.01 - 65.00	$10,087,423	$0	$0	$0	$10,087,423
	65.01 - 70.00	$10,205,194	$0	$0	$0	$10,205,194
	70.01 - 75.00	$8,035,398	$0	$204,750	$0	$8,240,148
	75.01 - 80.00	$796,997	$0	$0	$0	$796,997
	> 80.00	$67,040	$0	$0	$0	$67,040
Total Prince Edward Island		$63,745,754	$0	$204,750	$0	$63,950,504

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$148,090,849	$71,829	$0	$37,671	$148,200,349
	20.01 - 25.00	$95,581,844	$149,322	$113,361	$199,800	$96,044,327
	25.01 - 30.00	$123,734,172	$0	$0	$0	$123,734,172
	30.01 - 35.00	$151,599,438	$0	$0	$0	$151,599,438
	35.01 - 40.00	$189,827,457	$96,710	$125,726	$560,512	$190,610,405
	40.01 - 45.00	$227,798,552	$0	$203,105	$0	$228,001,657
	45.01 - 50.00	$259,253,203	$512,826	$196,805	$0	$259,962,835
	50.01 - 55.00	$312,229,747	$37,960	$114,566	$247,914	$312,630,186
	55.01 - 60.00	$372,185,387	$592,959	$374,903	$588,795	$373,742,044
	60.01 - 65.00	$458,646,748	$66,029	$142,835	$568,108	$459,423,719
	65.01 - 70.00	$469,486,890	$184,031	$0	$417,322	$470,088,244
	70.01 - 75.00	$476,527,990	$446,697	$172,358	$914,876	$478,061,922
	75.01 - 80.00	$348,510,432	$362,858	$378,931	$378,684	$349,630,905
	> 80.00	$27,877,765	$0	$0	$0	$27,877,765
Total Quebec		$3,661,350,475	$2,521,221	$1,822,590	$3,913,682	$3,669,607,968

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$15,835,647	$0	$0	$0	$15,835,647
	20.01 - 25.00	$12,131,506	$0	$0	$0	$12,131,506
	25.01 - 30.00	$16,638,133	$0	$0	$0	$16,638,133
	30.01 - 35.00	$24,922,745	$0	$0	$0	$24,922,745
	35.01 - 40.00	$32,994,854	$0	$0	$0	$32,994,854
	40.01 - 45.00	$43,379,618	$212,677	$49,679	$0	$43,641,975
	45.01 - 50.00	$52,104,750	$92,827	$0	$0	$52,197,576
	50.01 - 55.00	$82,900,877	$0	$0	$159,037	$83,059,913
	55.01 - 60.00	$97,237,535	$130,501	$0	$89,103	$97,457,140
	60.01 - 65.00	$135,425,820	$0	$0	$0	$135,425,820
	65.01 - 70.00	$164,525,204	$203,673	$0	$348,683	$165,077,560
	70.01 - 75.00	$136,002,101	$0	$440,935	$0	$136,443,037
	75.01 - 80.00	$14,254,956	$0	$0	$0	$14,254,956
	> 80.00	$447,156	$0	$0	$0	$447,156
Total Saskatchewan		$828,800,904	$639,678	$490,615	$596,822	$830,528,020

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$490,816	$0	$0	$0	$490,816
	20.01 - 25.00	$355,222	$0	$0	$0	$355,222
	25.01 - 30.00	$1,249,186	$0	$0	$0	$1,249,186
	30.01 - 35.00	$1,102,699	$0	$0	$0	$1,102,699
	35.01 - 40.00	$1,348,330	$0	$0	$0	$1,348,330
	40.01 - 45.00	$937,958	$0	$0	$0	$937,958
	45.01 - 50.00	$2,558,557	$0	$0	$0	$2,558,557
	50.01 - 55.00	$3,406,401	$0	$0	$0	$3,406,401
	55.01 - 60.00	$3,147,744	$0	$0	$0	$3,147,744
	60.01 - 65.00	$4,217,692	$0	$0	$0	$4,217,692
	65.01 - 70.00	$9,369,069	$0	$0	$0	$9,369,069
	70.01 - 75.00	$5,557,646	$0	$0	$0	$5,557,646
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$33,741,318	$0	$0	$0	$33,741,318

Grand Total		$32,668,734,361	$35,492,203	$14,102,587	$23,276,584	$32,741,605,734

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.41	0.00	0.00	0.00	0.41
	20.01 - 25.00	0.29	0.00	0.00	0.00	0.29
	25.01 - 30.00	0.41	0.00	0.00	0.00	0.41
	30.01 - 35.00	0.53	0.00	0.00	0.00	0.53
	35.01 - 40.00	0.60	0.00	0.00	0.00	0.60
	40.01 - 45.00	0.79	0.00	0.00	0.00	0.79
	45.01 - 50.00	1.03	0.00	0.00	0.00	1.03
	50.01 - 55.00	1.25	0.00	0.00	0.00	1.25
	55.01 - 60.00	1.68	0.00	0.00	0.00	1.68
	60.01 - 65.00	2.40	0.00	0.00	0.00	2.41
	65.01 - 70.00	2.46	0.00	0.00	0.00	2.46
	70.01 - 75.00	1.58	0.00	0.00	0.00	1.59
	75.01 - 80.00	0.26	0.00	0.00	0.00	0.27
	> 80.00	0.05	0.00	0.00	0.00	0.05
Total Alberta		13.75	0.01	0.01	0.01	13.77

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.02	0.00	0.00	0.00	1.02
	20.01 - 25.00	0.69	0.00	0.00	0.00	0.69
	25.01 - 30.00	0.91	0.01	0.00	0.00	0.91
	30.01 - 35.00	1.17	0.00	0.00	0.00	1.18
	35.01 - 40.00	1.46	0.00	0.00	0.00	1.46
	40.01 - 45.00	1.82	0.00	0.00	0.00	1.82
	45.01 - 50.00	2.18	0.00	0.00	0.00	2.19
	50.01 - 55.00	2.67	0.00	0.00	0.01	2.68
	55.01 - 60.00	3.23	0.00	0.00	0.00	3.24
	60.01 - 65.00	3.18	0.01	0.00	0.00	3.20
	65.01 - 70.00	2.68	0.00	0.00	0.00	2.69
	70.01 - 75.00	2.35	0.00	0.00	0.00	2.35
	75.01 - 80.00	0.60	0.00	0.00	0.00	0.61
	> 80.00	0.35	0.00	0.00	0.00	0.35
Total British Columbia		24.32	0.04	0.01	0.02	24.39

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.08	0.00	0.00	0.00	0.08
	20.01 - 25.00	0.06	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.07	0.00	0.00	0.00	0.07
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.14	0.00	0.00	0.00	0.14
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.24	0.00	0.00	0.00	0.24
	55.01 - 60.00	0.29	0.00	0.00	0.00	0.29
	60.01 - 65.00	0.40	0.00	0.00	0.00	0.40
	65.01 - 70.00	0.40	0.00	0.00	0.00	0.40
	70.01 - 75.00	0.42	0.00	0.00	0.00	0.42
	75.01 - 80.00	0.13	0.00	0.00	0.00	0.13
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.61	0.00	0.00	0.00	2.61

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.03	0.00	0.00	0.00	0.03
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.09	0.00	0.00	0.00	0.09
	55.01 - 60.00	0.11	0.00	0.00	0.00	0.11
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.17	0.00	0.00	0.00	0.17
	70.01 - 75.00	0.14	0.00	0.00	0.00	0.14
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.03	0.00	0.00	0.00	0.03
	40.01 - 45.00	0.04	0.00	0.00	0.00	0.04
	45.01 - 50.00	0.06	0.00	0.00	0.00	0.06
	50.01 - 55.00	0.07	0.00	0.00	0.00	0.07
	55.01 - 60.00	0.10	0.00	0.00	0.00	0.10
	60.01 - 65.00	0.14	0.00	0.00	0.00	0.14
	65.01 - 70.00	0.15	0.00	0.00	0.00	0.15
	70.01 - 75.00	0.15	0.00	0.00	0.00	0.15
	75.01 - 80.00	0.02	0.00	0.00	0.00	0.02
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.84	0.00	0.00	0.00	0.84

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.09	0.00	0.00	0.00	0.09
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.17	0.00	0.00	0.00	0.17
	55.01 - 60.00	0.20	0.00	0.00	0.00	0.20
	60.01 - 65.00	0.27	0.00	0.00	0.00	0.27
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.28	0.00	0.00	0.00	0.28
	75.01 - 80.00	0.12	0.00	0.00	0.00	0.12
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Nova Scotia		1.94	0.00	0.00	0.00	1.95

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	1.62	0.00	0.00	0.00	1.63
	20.01 - 25.00	1.08	0.00	0.00	0.00	1.08
	25.01 - 30.00	1.54	0.00	0.00	0.00	1.54
	30.01 - 35.00	1.92	0.00	0.00	0.00	1.92
	35.01 - 40.00	2.48	0.00	0.00	0.00	2.49
	40.01 - 45.00	2.86	0.00	0.00	0.00	2.87
	45.01 - 50.00	3.68	0.01	0.00	0.00	3.69
	50.01 - 55.00	4.57	0.01	0.01	0.00	4.58
	55.01 - 60.00	5.61	0.01	0.00	0.00	5.62
	60.01 - 65.00	5.58	0.01	0.00	0.00	5.60
	65.01 - 70.00	5.16	0.00	0.00	0.01	5.17
	70.01 - 75.00	4.34	0.01	0.00	0.00	4.35
	75.01 - 80.00	0.84	0.00	0.00	0.00	0.84
	> 80.00	0.07	0.00	0.00	0.00	0.07
Total Ontario		41.37	0.05	0.02	0.02	41.45

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.02	0.00	0.00	0.00	0.02
	60.01 - 65.00	0.03	0.00	0.00	0.00	0.03
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.19	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.45	0.00	0.00	0.00	0.45
	20.01 - 25.00	0.29	0.00	0.00	0.00	0.29
	25.01 - 30.00	0.38	0.00	0.00	0.00	0.38
	30.01 - 35.00	0.46	0.00	0.00	0.00	0.46
	35.01 - 40.00	0.58	0.00	0.00	0.00	0.58
	40.01 - 45.00	0.70	0.00	0.00	0.00	0.70
	45.01 - 50.00	0.79	0.00	0.00	0.00	0.79
	50.01 - 55.00	0.95	0.00	0.00	0.00	0.95
	55.01 - 60.00	1.14	0.00	0.00	0.00	1.14
	60.01 - 65.00	1.40	0.00	0.00	0.00	1.40
	65.01 - 70.00	1.43	0.00	0.00	0.00	1.44
	70.01 - 75.00	1.46	0.00	0.00	0.00	1.46
	75.01 - 80.00	1.06	0.00	0.00	0.00	1.07
	> 80.00	0.09	0.00	0.00	0.00	0.09
Total Quebec		11.18	0.01	0.01	0.01	11.21

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.05	0.00	0.00	0.00	0.05
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.25	0.00	0.00	0.00	0.25
	55.01 - 60.00	0.30	0.00	0.00	0.00	0.30
	60.01 - 65.00	0.41	0.00	0.00	0.00	0.41
	65.01 - 70.00	0.50	0.00	0.00	0.00	0.50
	70.01 - 75.00	0.42	0.00	0.00	0.00	0.42
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.53	0.00	0.00	0.00	2.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.03	0.00	0.00	0.00	0.03
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.78	0.11	0.04	0.07	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$3,049,970	0.01
	499 and below	$5,233,771	0.02
	500 - 539	$702,259	0.00
	540 - 559	$1,009,196	0.00
	560 - 579	$1,556,434	0.00
	580 - 599	$1,939,231	0.01
	600 - 619	$2,610,980	0.01
	620 - 639	$4,521,189	0.01
	640 - 659	$9,546,529	0.03
	660 - 679	$14,702,966	0.04
	680 - 699	$23,633,439	0.07
	700 - 719	$37,999,530	0.12
	720 - 739	$47,220,380	0.14
	740 - 759	$53,718,591	0.16
	760 - 779	$66,586,649	0.20
	780 - 799	$87,972,204	0.27
	800 and above	$876,714,057	2.68
Total		$1,238,717,375	3.78

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$1,253,018	0.00
	499 and below	$2,641,565	0.01
	500 - 539	$319,537	0.00
	540 - 559	$419,509	0.00
	560 - 579	$1,263,248	0.00
	580 - 599	$1,433,502	0.00
	600 - 619	$2,251,057	0.01
	620 - 639	$4,139,955	0.01
	640 - 659	$8,371,983	0.03
	660 - 679	$13,527,132	0.04
	680 - 699	$16,729,853	0.05
	700 - 719	$27,640,273	0.08
	720 - 739	$33,991,212	0.10
	740 - 759	$42,265,197	0.13
	760 - 779	$44,340,345	0.14
	780 - 799	$62,416,461	0.19
	800 and above	$568,238,006	1.74
Total		$831,241,853	2.54

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,655,017	0.01
	499 and below	$2,879,187	0.01
	500 - 539	$1,011,643	0.00
	540 - 559	$842,132	0.00
	560 - 579	$1,817,126	0.01
	580 - 599	$4,237,218	0.01
	600 - 619	$3,361,031	0.01
	620 - 639	$4,944,196	0.02
	640 - 659	$12,009,659	0.04
	660 - 679	$18,935,824	0.06
	680 - 699	$25,748,214	0.08
	700 - 719	$37,903,965	0.12
	720 - 739	$51,713,348	0.16
	740 - 759	$52,200,897	0.16
	760 - 779	$62,753,039	0.19
	780 - 799	$79,949,930	0.24
	800 and above	$775,848,902	2.37
Total		$1,137,811,326	3.48

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,695,366	0.01
	499 and below	$5,891,753	0.02
	500 - 539	$3,574,370	0.01
	540 - 559	$2,116,167	0.01
	560 - 579	$2,261,947	0.01
	580 - 599	$2,269,118	0.01
	600 - 619	$5,270,557	0.02
	620 - 639	$11,651,906	0.04
	640 - 659	$14,132,343	0.04
	660 - 679	$29,101,817	0.09
	680 - 699	$38,549,742	0.12
	700 - 719	$60,079,297	0.18
	720 - 739	$60,856,929	0.19
	740 - 759	$76,202,854	0.23
	760 - 779	$92,395,586	0.28
	780 - 799	$111,911,214	0.34
	800 and above	$922,512,358	2.82
Total		$1,440,473,323	4.40

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$3,544,921	0.01
	499 and below	$5,413,205	0.02
	500 - 539	$3,083,472	0.01
	540 - 559	$1,625,139	0.00
	560 - 579	$3,274,634	0.01
	580 - 599	$4,816,067	0.01
	600 - 619	$6,353,651	0.02
	620 - 639	$11,933,648	0.04
	640 - 659	$25,497,689	0.08
	660 - 679	$41,540,598	0.13
	680 - 699	$54,909,463	0.17
	700 - 719	$74,103,646	0.23
	720 - 739	$87,843,247	0.27
	740 - 759	$98,004,459	0.30
	760 - 779	$121,016,231	0.37
	780 - 799	$134,451,891	0.41
	800 and above	$1,132,204,681	3.46
Total		$1,809,616,643	5.53

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,616,707	0.00
	499 and below	$5,716,573	0.02
	500 - 539	$3,826,372	0.01
	540 - 559	$2,555,099	0.01
	560 - 579	$3,318,194	0.01
	580 - 599	$6,255,640	0.02
	600 - 619	$9,340,404	0.03
	620 - 639	$23,681,087	0.07
	640 - 659	$36,613,014	0.11
	660 - 679	$49,920,041	0.15
	680 - 699	$79,605,691	0.24
	700 - 719	$93,750,765	0.29
	720 - 739	$117,564,872	0.36
	740 - 759	$134,775,168	0.41
	760 - 779	$159,819,319	0.49
	780 - 799	$182,334,869	0.56
	800 and above	$1,268,482,622	3.87
Total		$2,179,176,436	6.66

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$1,249,025	0.00
	499 and below	$5,052,230	0.02
	500 - 539	$5,396,428	0.02
	540 - 559	$3,256,174	0.01
	560 - 579	$9,275,079	0.03
	580 - 599	$11,400,219	0.03
	600 - 619	$13,990,985	0.04
	620 - 639	$33,822,226	0.10
	640 - 659	$50,235,037	0.15
	660 - 679	$79,647,955	0.24
	680 - 699	$105,841,380	0.32
	700 - 719	$137,622,836	0.42
	720 - 739	$178,866,274	0.55
	740 - 759	$172,586,538	0.53
	760 - 779	$206,171,808	0.63
	780 - 799	$224,898,327	0.69
	800 and above	$1,481,642,482	4.53
Total		$2,720,955,003	8.31

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,910,333	0.01
	499 and below	$9,495,515	0.03
	500 - 539	$6,925,701	0.02
	540 - 559	$6,086,348	0.02
	560 - 579	$9,516,092	0.03
	580 - 599	$19,255,368	0.06
	600 - 619	$27,789,846	0.08
	620 - 639	$39,799,102	0.12
	640 - 659	$75,382,777	0.23
	660 - 679	$108,413,745	0.33
	680 - 699	$157,639,183	0.48
	700 - 719	$195,284,717	0.60
	720 - 739	$216,996,457	0.66
	740 - 759	$235,397,055	0.72
	760 - 779	$255,315,085	0.78
	780 - 799	$306,753,737	0.94
	800 and above	$1,708,510,422	5.22
Total		$3,380,471,483	10.32

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,376,618	0.01
	499 and below	$13,520,516	0.04
	500 - 539	$9,243,330	0.03
	540 - 559	$6,014,573	0.02
	560 - 579	$11,727,947	0.04
	580 - 599	$18,582,726	0.06
	600 - 619	$39,681,112	0.12
	620 - 639	$63,655,624	0.19
	640 - 659	$97,472,391	0.30
	660 - 679	$149,472,297	0.46
	680 - 699	$200,169,527	0.61
	700 - 719	$250,785,745	0.77
	720 - 739	$267,759,559	0.82
	740 - 759	$296,158,816	0.90
	760 - 779	$340,299,083	1.04
	780 - 799	$390,075,416	1.19
	800 and above	$2,005,469,978	6.13
Total		$4,162,465,258	12.71

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$541,820	0.00
	499 and below	$11,235,698	0.03
	500 - 539	$10,681,497	0.03
	540 - 559	$10,330,193	0.03
	560 - 579	$13,418,766	0.04
	580 - 599	$26,326,821	0.08
	600 - 619	$50,218,947	0.15
	620 - 639	$83,868,408	0.26
	640 - 659	$126,667,571	0.39
	660 - 679	$190,114,506	0.58
	680 - 699	$259,343,631	0.79
	700 - 719	$334,746,271	1.02
	720 - 739	$339,146,968	1.04
	740 - 759	$367,764,374	1.12
	760 - 779	$384,258,072	1.17
	780 - 799	$405,475,417	1.24
	800 and above	$1,974,735,304	6.03
Total		$4,588,874,262	14.02

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,291,819	0.00
	499 and below	$11,011,810	0.03
	500 - 539	$12,483,168	0.04
	540 - 559	$10,625,326	0.03
	560 - 579	$17,834,991	0.05
	580 - 599	$29,590,022	0.09
	600 - 619	$46,965,676	0.14
	620 - 639	$85,989,382	0.26
	640 - 659	$144,856,473	0.44
	660 - 679	$221,460,235	0.68
	680 - 699	$281,217,456	0.86
	700 - 719	$321,422,416	0.98
	720 - 739	$372,241,453	1.14
	740 - 759	$371,208,445	1.13
	760 - 779	$371,459,295	1.13
	780 - 799	$415,467,077	1.27
	800 and above	$1,661,175,141	5.07
Total		$4,376,300,187	13.37

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$335,720	0.00
	499 and below	$10,237,454	0.03
	500 - 539	$10,097,269	0.03
	540 - 559	$9,820,905	0.03
	560 - 579	$19,374,777	0.06
	580 - 599	$30,117,936	0.09
	600 - 619	$56,275,635	0.17
	620 - 639	$90,318,584	0.28
	640 - 659	$141,565,346	0.43
	660 - 679	$211,478,287	0.65
	680 - 699	$276,951,795	0.85
	700 - 719	$309,832,570	0.95
	720 - 739	$322,768,547	0.99
	740 - 759	$332,009,869	1.01
	760 - 779	$346,673,979	1.06
	780 - 799	$316,958,346	0.97
	800 and above	$1,180,066,932	3.60
Total		$3,664,883,950	11.19

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$0	0.00
	499 and below	$820,659	0.00
	500 - 539	$4,779,426	0.01
	540 - 559	$2,937,614	0.01
	560 - 579	$4,304,206	0.01
	580 - 599	$7,393,327	0.02
	600 - 619	$13,591,609	0.04
	620 - 639	$29,214,826	0.09
	640 - 659	$43,837,938	0.13
	660 - 679	$67,399,703	0.21
	680 - 699	$86,097,231	0.26
	700 - 719	$94,403,102	0.29
	720 - 739	$106,801,585	0.33
	740 - 759	$95,278,579	0.29
	760 - 779	$90,289,134	0.28
	780 - 799	$89,752,012	0.27
	800 and above	$284,024,379	0.87
Total		$1,020,925,329	3.12

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	6/30/2014

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$0	0.00
	499 and below	$530,335	0.00
	500 - 539	$1,447,006	0.00
	540 - 559	$477,580	0.00
	560 - 579	$485,121	0.00
	580 - 599	$1,418,483	0.00
	600 - 619	$2,450,264	0.01
	620 - 639	$4,332,792	0.01
	640 - 659	$6,225,778	0.02
	660 - 679	$15,569,695	0.05
	680 - 699	$14,620,667	0.04
	700 - 719	$19,044,131	0.06
	720 - 739	$19,840,426	0.06
	740 - 759	$20,716,344	0.06
	760 - 779	$13,760,594	0.04
	780 - 799	$19,431,334	0.06
	800 and above	$49,342,757	0.15
Total		$189,693,306	0.58

Grand Total		$32,741,605,734	100.00

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report

Appendix
Housing Price Index Methodology

Indexation Methodology
The Market Value of the Loans which is used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index.

The Teranet-National Bank House Price Index™ (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form a national composite 11 index. The national composite 11 index is the weighted average of these eleven metropolitan areas. Further details on the Index including a description of the method used to calculate the Index is available at

www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each real Property subject to the Related Security in respect of a Loan.  First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index.  The Market Value is then determined by adjusting the Latest Valuation for such property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the composite 11 index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such property. Where the Latest Valuation in respect of such property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such property.  Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the index or index methodology used to determine Market Value will be disclosed to Covered Bondholders in accordance with the definition of “Market Value” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index and prior notice of any change in the index or indices used to adjust the Latest Valuation in determining Market Value of the real property subject to the Related Security in respect of each Loan.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology
The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information.  As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value.

The actual rate of change in the value of a property may differ from the rate of change used to adjust the Latest Valuation for such property in determining the Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index.  Actual values of a property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such property.  This discrepancy may be magnified when the composite index is applied to a property given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index.  In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in such form or a different Index may be used to determine Market Value
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the Market Value.  In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan.

Covered Bond Programme	Monthly Investor Report - June 30, 2014	Page 21 of 21